Cover Page	Oct. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000719955
Document Type	8-K
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	Williams-Sonoma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14077
Entity Tax Identification Number	94-2203880
Entity Address, Address Line One	3250 Van Ness Avenue
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94109
City Area Code	415
Local Phone Number	421-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	WSM
Entity Emerging Growth Company	false
Security Exchange Name	NYSE